UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06349

Name of Fund:  BlackRock Latin America Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.8%
Adecoagro SA (a)	75,000	$894,000
YPF SA, ADR	88,000	1,481,920

		2,375,920
Brazil — 40.5%
AMBEV SA, ADR	1,750,000	8,172,500
Arezzo Industria e Comercio SA	140,000	665,033
Banco Bradesco SA — ADR	1,050,000	4,798,500
BB Seguridade Participacoes SA	792,000	4,579,969
BM&FBovespa SA	1,014,000	2,601,040
BRF SA — ADR	305,000	3,699,650
CCR SA	326,000	1,041,622
Cielo SA	480,000	4,064,603
Cosan Logistica SA	909,157	118,196
Fibria Celulose SA	212,000	2,335,297
Fibria Celulose SA — Sponsored ADR	138,000	1,524,900
Iguatemi Empresa de Shopping Centers SA	170,000	857,693
Itau Unibanco Holding SA, Preference Shares — ADR	1,000,000	6,290,000
Klabin SA, Preference Shares	380,000	1,995,100
Odontoprev SA	190,000	479,774
Raia Drogasil SA	145,000	1,503,725
Sao Martinho SA	68,000	812,641
Telefonica Brasil SA — ADR	43,354	378,047
Telefonica Brasil SA, Preference Shares	273,646	2,378,103
Transmissora Alianca de Energia Eletrica SA	188,000	817,371
Ultrapar Participacoes SA	150,000	2,226,861
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	70,900	706,908
WEG SA	565,000	2,183,834

		54,231,367
Chile — 2.9%
CorpBanca	138,000,000	1,045,543
Empresa Nacional de Electricidad SA	668,000	870,572
Empresa Nacional de Electricidad SA, ADR	22,000	853,600
SACI Falabella	175,000	1,152,709

		3,922,424
Colombia — 0.6%
Cemex Latam Holdings SA (a)	245,000	723,991
Mexico — 42.4%
Alfa SAB de CV, Series A	1,425,000	2,649,226
Alsea SAB de CV	335,000	1,185,759
America Movil SAB de CV, Series L — ADR	425,000	6,009,500

Common Stocks		Shares	Value
Mexico (continued)
Arca Continental SAB de CV		275,000	$1,643,685
Cemex SAB de CV — ADR (a)		1,200,000	5,436,000
Concentradora Fibra Hotelera Mexicana SA de CV		574,000	435,142
Controladora Vuela Cia de Aviacion SAB de C.V., ADR (a)		50,000	847,000
Corp. Inmobiliaria Vesta SAB de CV		975,000	1,399,250
Fibra Uno Administracion SA de CV		850,000	1,703,960
Fomento Economico Mexicano SAB de CV — ADR		108,000	10,240,560
Gentera SAB de CV		1,200,000	2,146,242
Grupo Aeroportuario del Pacifico SAB de CV, Class B		130,000	1,091,878
Grupo Financiero Banorte SAB de CV, Series O		1,311,681	6,843,427
Grupo Mexico SAB de CV, Series B		1,450,000	2,811,622
Grupo Sanborns SA de CV		940,000	1,223,603
Grupo Televisa SAB — ADR		110,000	2,912,800
Mexico Real Estate Management SA de CV (a)		590,000	697,093
PLA Administradora Industrial S de RL de CV (a)		850,000	1,358,107
Telesites SAB de C.V. (a)		375,000	227,633
Wal-Mart de Mexico SAB de CV		2,375,000	5,968,353

			56,830,840
Peru — 5.9%
Compania de Minas Buenaventura SA — ADR (a)		235,000	940,000
Credicorp Ltd.		40,000	4,054,400
Grana y Montero SA — ADR		104,000	228,800
Southern Copper Corp. (b)		105,000	2,721,600

			7,944,800
Total Common Stocks — 94.1%			126,029,342

Corporate Bonds		Par (000)
Brazil — 0.6%
Hypermarcas SA, 11.30%, 10/15/18	BRL	824	99,591
Klabin SA:
8.00%, 1/08/19 (c)(d)		1,528	395,503
7.25%, 6/15/20		22	116,987
1.00%, 6/15/22		22	116,986
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(c)(e)		2,128	26,601

			755,668
Total Corporate Bonds — 0.6%			755,668

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc.

Participation Notes		Par (000)	Value
Brazil — 0.8%
Morgan Stanley BV, (Lojas Renner SA), due 2/27/17	USD	185	$1,051,577
Netherlands — 0.1%
Morgan Stanley BV, (Odontoprev SA), due 2/03/17		50	137,500
Total Participation Notes — 0.9%			1,189,077

Warrants		Shares
Brazil — 0.5%
CCR SA (Expires 06/07/16), 0.00%		105,000	335,492
Klabin SA (Expires 06/15/20), 0.00%		22,000	—
Merrill Lynch International & Co. (Expires 04/22/16), 0.00%		45,000	251,450
Merrill Lynch International & Co. (Expires 05/04/16), 0.00%		50,000	126,256

			713,198
Total Warrants — 0.5%			713,198
Total Long-Term Investments (Cost — $144,892,281) — 96.1%			128,687,285

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (f)(g)		5,172,749	$5,172,749

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (f)(g)(h)	USD	944	944,750
Total Short-Term Securities (Cost — $6,117,499) — 4.5%			6,117,499
Total Investments (Cost — $151,009,780*) — 100.6%			134,804,784
Liabilities in Excess of Other Assets — (0.6)%			(855,986)

Net Assets — 100.0%			$133,948,798

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$163,718,820

Gross unrealized appreciation			$18,177,882
Gross unrealized depreciation			(47,085,025)

Net unrealized depreciation			$(28,907,143)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Current yield as of period end.

(g)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2015	Net Activity	Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,410,505	3,762,244	5,172,749	$1,899
BlackRock Liquidity Series, LLC, Money Market Series	1,070,034	(125,284)	944,750	$2,513

2	BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$2,375,920	—	—	$2,375,920
Brazil	54,231,367	—	—	54,231,367
Chile	3,922,424	—	—	3,922,424
Colombia	723,991	—	—	723,991
Mexico	56,830,840	—	—	56,830,840
Peru	7,944,800	—	—	7,944,800
Corporate Bonds	—	$260,574	$495,094	755,668
Participation Notes	—	—	1,189,077	1,189,077
Warrants	—	713,198	—	713,198
Money Market	5,172,749	944,750	—	6,117,499

Total	$131,202,091	$1,918,522	$1,684,171	$134,804,784

[1] See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$87,623	—	—	$87,623
Liabilities:
Collateral on securities loaned at value	—	$(944,750)	—	(944,750)

Total	$87,623	$(944,750)	—	$(857,127)

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LATIN AMERICA FUND, INC.	JANUARY 31, 2016	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 22, 2016